Equity instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classification [Abstract]
Financial assets held for trading		R$ 489,770	R$ 398,461	R$ 404,973
Other Financial assets designated at fair value through profit or loss		33,368	42,455	573,664
Financial assets available-for-sale		1,106,637	1,985,473	1,162,332
Total		1,629,775	2,426,389	2,140,969
Type:
Shares of Brazilian companies		389,113	1,185,653	1,168,186
Shares of foreign companies		5,347	3,588	11,445
Investment funds	[1]	1,235,315	1,237,148	961,338
Total		R$ 1,629,775	R$ 2,426,389	R$ 2,140,969

[1]	Composed mainly by investment on fixed income investment funds.